Annual Fund Operating Expenses	Oct. 31, 2026
Strive 500 ETF | Strive 500 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.05%	[1]
Strive Emerging Markets Ex-China ETF | Strive Emerging Markets Ex-China ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%
Strive U.S. Energy ETF | Strive U.S. Energy ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.41%
Strive U.S. Semiconductor ETF | Strive U.S. Semiconductor ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
Strive Natural Resources and Security ETF | Strive Natural Resources and Security ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Strive 1000 Growth ETF | Strive 1000 Growth ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Strive 1000 Value ETF | Strive 1000 Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Strive Small-Cap ETF | Strive Small-Cap ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Strive 1000 Dividend Growth ETF | Strive 1000 Dividend Growth ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Strive Total Return Bond ETF | Strive Total Return Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Strive Enhanced Income Short Maturity ETF | Strive Enhanced Income Short Maturity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[2]
Expenses (as a percentage of Assets)	0.26%

[1]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0545%.
[2]	“Other Expenses” includes acquired fund fees and expenses (“AFFE”) of 0.01%. AFFE are indirect costs of the Fund’s investments in other investment companies during the period. As a result, “Total Annual Fund Operating Expenses” in the table above do not correlate to the ratio of operating expenses to average net assets found within the “Financial Highlights” section of this prospectus, which does not include AFFE.